Cover Page	Dec. 10, 2021
Document Information [Line Items]
Document Period End Date	Dec. 10, 2021
Document Type	8-K
Document Period End Date	Dec. 10, 2021
Entity Registrant Name	MERITAGE HOMES CORPORATION
Entity Incorporation, State or Country Code	MD
Entity File Number	1-9977
Entity Tax Identification Number	86-0611231
Entity Address, Address Line One	8800 E. Raintree Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	480
Local Phone Number	515-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $.01 par value
Trading Symbol	MTH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000833079
Amendment Flag	false